Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Nov. 01, 2023	Oct. 31, 2023	Nov. 01, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	$ 78,061		$ 87,382
Derivatives (Note 4)	68,368		71,640
Netted Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	30	$ 22	22	$ 50
Derivatives (Note 4)	$ 221	$ 176	$ 176	$ 234